Organization and Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended					1 Months Ended			1 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 11, 2013	Dec. 31, 2012 Operate Child Care and Early Education Centers [Member]	Dec. 31, 2012 Back-up dependent care [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Feb. 21, 2013 Subsequent Event [Member]	Jan. 31, 2013 Subsequent Event [Member]	Jan. 11, 2013 Subsequent Event [Member]	Jan. 11, 2013 Subsequent Event [Member] Common Stock Class A [Member]	Jan. 31, 2013 Subsequent Event [Member] Term Loan Facility [Member]	Jan. 31, 2013 Subsequent Event [Member] Revolving Credit Facility [Member]	Jan. 31, 2013 Subsequent Event [Member] Term Loans [Member] Bank Base Rate [Member]	Jan. 31, 2013 Subsequent Event [Member] Term Loans [Member] Bank Base Rate [Member] Minimum [Member]	Jan. 31, 2013 Subsequent Event [Member] Term Loans [Member] London Interbank Offered Rate (LIBOR) [Member]	Jan. 31, 2013 Subsequent Event [Member] Term Loans [Member] London Interbank Offered Rate (LIBOR) [Member] Minimum [Member]	Dec. 31, 2012 Netherlands	Nov. 23, 2012 Netherlands	Jul. 31, 2011 Netherlands
Accounting Policies [Line Items]
Number of shares issued under public offering										11,600,000
Proceed from issuance of initial public offering										$ 233,300,000
Common stock reverse split													1.9704
Common stock conversion ratio, Class L common stock into Class A common stock				35.1955								35.1955
Common stock, authorized	14,500,000	14,500,000										475,000,000
Preferred stock, authorized												25,000,000
Debt issuance, principal amount											890,000,000			790,000,000	100,000,000
Debt issuance, maturity date														2020	2018
Debt issuance interest rate, percentage added to base																2.00%	2.00%	3.00%	1.00%
Loss on extinguishment of debt											(63,000,000)
Net foreign currency gains		835,000
Fair value of interest rate cap								100,000	100,000
Impairment losses	400,000	400,000
Finite lived intangible assets, estimated useful life							4 years	17 years
Fixed asset impairment	$ 300,000	$ 800,000	$ 100,000
Ownership interest acquired																				63.00%	18.50%	63.00%
Service contract length, minimum					3 years	1 year
Service contract length, maximum					10 years	3 years